WARRANTS (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Number of outstanding balance, Beginning	4,518,348	2,500,000	2,500,000
Granted	4,072,728	2,018,348
Number of outstanding balance, Ending	8,591,076	4,518,348	2,500,000
Weighted average exercise price, Beginning	$ 5.54	$ 8.00	$ 8.00
Weighted average exercise price, Granted	2.00	2.50
Weighted average exercise price, Ending	$ 3.86	$ 5.54	$ 8.00
Weighted average remaining contractual life (in years)	3.67	3.07	3.04